Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Restaurant sales, net	$ 6,752,323	$ 980,247
Management fee income - non-affiliates	100,000	493,167
Management fee income - affiliates	30,743	3,235
Total revenue	6,883,066	1,476,649
Expenses:
Restaurant cost of sales	2,761,949	504,971
Restaurant operating expenses	3,785,034	598,225
Restaurant pre-opening expenses	204,126	0
General and administrative expense	2,618,368	1,249,749
Depreciation and amortization	383,454	79,542
Total expenses	9,752,931	2,432,487
Loss from operations	(2,869,865)	(955,838)
Other income (expense)
Equity in earnings (losses) of investments	(14,803)	(76,113)
Realized (losses) gains from sales of investments	(16,598)	94,353
Interest and other income	864	5,017
Interest expense	(474,926)	(183,467)
Other than temporary decline in available-for-sale securities	0	(147,973)
Total other expense	(505,463)	(308,183)
Net loss before income taxes	(3,375,328)	(1,264,021)
Provision for income taxes	19,205	0
Net loss before non-controlling interest	(3,394,533)	(1,264,021)
Non-controlling interest	227,968	101,307
Net loss	(3,166,565)	(1,162,714)
Other comprehensive loss:
Unrealized loss on available-for-sale securities (none applies to non-controlling interest)	(261,404)	(13,005)
Foreign translation gains (losses)	29,013	(4,372)
Other comprehensive loss	$ (3,398,956)	$ (1,180,091)
Net loss per share, basic and diluted (in dollars per share)	$ (1.25)	$ (0.98)
Weighted average shares outstanding (in shares)	2,541,696	1,185,018